Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Current Assets
Cash and cash equivalents	$ 223,168	$ 244,422
Trade accounts receivable (less allowances of $54,748 and $46,344, respectively)	1,232,350	1,113,818
Inventories	841,873	834,461
Prepaid expenses and other current assets	220,701	278,230
Total current assets	2,518,092	2,470,931
Property, Plant and Equipment, at Cost	1,662,859	1,575,875
Allowance for depreciation	(843,648)	(795,569)
Property, plant and equipment, net	819,211	780,306
Other Assets
Goodwill	1,245,762	1,192,174
Other intangible assets, net of amortization	601,082	584,272
Deferred income taxes	34,908	21,897
Other	222,300	222,242
Total other assets	2,104,052	2,020,585
Total Assets	5,441,355	5,271,822
Current Liabilities
Accounts payable	556,696	592,281
Current portion of long-term debt	552,446	3,501
Accrued compensation and benefits	193,345	177,106
Accrued losses	19,899	22,132
Other accrued liabilities	217,019	211,706
Total current liabilities	1,539,405	1,006,726
Long-Term Liabilities
Long-term debt, less current maturities	1,973,462	2,170,643
Other long-term liabilities	405,040	356,892
Deferred income taxes	114,843	104,023
Total long-term liabilities	2,493,345	2,631,558
Commitments and contingencies (Note P)
Stockholders' Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued
Common stock, par value $0.01; authorized 300,000 shares; issued 142,439 and outstanding 130,995 as of May 2019; issued 141,716 and outstanding 133,647 as of May 2018	1,310	1,336
Paid-in capital	994,508	982,067
Treasury stock, at cost	(437,290)	(236,318)
Accumulated other comprehensive (loss)	(577,628)	(459,048)
Retained earnings	1,425,052	1,342,736
Total RPM International Inc. stockholders' equity	1,405,952	1,630,773
Noncontrolling Interest	2,653	2,765
Total equity	1,408,605	1,633,538
Total Liabilities and Stockholders' Equity	$ 5,441,355	$ 5,271,822